Schedule of Investments (unaudited) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 10.2%

Argentina — 0.1%
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 13.88%, 04/11/22(a)(b)	USD	580	$93,738

Brazil — 3.4%
Petrobras Global Finance BV, 6.85%, 06/05/2115		3,217	3,651,231

Kazakhstan — 4.6%
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23(a)	KZT	258,500	611,787
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	USD	630	841,838
KazMunayGas National Co. JSC:
5.75%, 04/19/47(a)		2,163	2,538,821
6.38%, 10/24/48		718	892,115

			4,884,561

Supranational — 0.9%
European Bank for Reconstruction & Development, 16.95%, 04/03/20	UAH	12,800	527,327
International Finance Corp., 15.75%, 05/13/20(c)		9,700	393,956

			921,283

Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%, 03/10/23(d)	USD	70	73,150

United States — 1.1%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,112	1,181,500

Total Corporate Bonds — 10.2% (Cost: $9,589,274)			10,805,463

Foreign Agency Obligations — 3.7%

Argentina — 0.1%
YPF SA, 8.50%, 07/28/25		140	110,292

Indonesia — 0.9%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20(a)	IDR	3,000,000	201,668
Pertamina Persero PT, 6.45%, 05/30/44	USD	248	319,145
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21(a)	IDR	5,420,000	360,206

			881,019

Mexico — 1.2%
Petroleos Mexicanos:
6.75%, 09/21/47	USD	234	224,406
7.69%, 01/23/50(a)		1,030	1,071,277

			1,295,683

Ukraine — 0.2%
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/22		195	203,580

Venezuela — 1.3%
Petroleos de Venezuela SA(e)(f): 8.50%, 10/27/20(a)		1,741	583,067

Security	Par (000)		Value

Venezuela (continued)
9.75%, 05/17/35	USD	10,106	$808,487

			1,391,554

Total Foreign Agency Obligations — 3.7% (Cost: $7,015,458)			3,882,128

Foreign Government Obligations — 70.6%

Angola — 2.8%
Republic of Angola:
9.50%, 11/12/25		985	1,104,431
8.25%, 05/09/28		1,143	1,185,148
9.38%, 05/08/48		637	671,239

			2,960,818

Argentina — 2.7%
Province of Salta Argentina, 9.13%, 07/07/24(a)		294	108,780
Provincia de Buenos Aires:
10.88%, 01/26/21		133	59,403
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 62.05%, 05/31/22(b)	ARS	3,927	20,744
6.50%, 02/15/23	USD	228	76,180
9.13%, 03/16/24(a)		668	236,422
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 51.86%, 04/12/25(a)(b)	ARS	14,851	82,367
9.63%, 04/18/28	USD	127	46,206
Republic of Argentina:
(Argentina Blended Policy Rate + 0.00%), 81.78%, 06/21/20(b)	ARS	16,523	123,333
5.88%, 01/11/28	USD	144	59,040
7.63%, 04/22/46		328	143,172
6.25%, 11/09/47	EUR	1,463	632,268
6.88%, 01/11/48	USD	1,072	452,920
7.13%, 06/28/2117		1,804	780,230

			2,821,065

Benin — 0.9%
Republic of Benin, 5.75%, 03/26/26(a)	EUR	876	973,892

Brazil — 0.2%
Federative Republic of Brazil, 10.00%, 01/01/27	BRL	1	255,673

Costa Rica — 0.9%
Republic of Costa Rica:
4.25%, 01/26/23	USD	200	195,938
5.63%, 04/30/43		500	434,375
7.00%, 04/04/44		300	297,656

			927,969

Dominican Republic — 0.7%
Dominican Republic, 6.40%, 06/05/49		704	748,220

Ecuador — 2.3%
Republic of Ecuador:
8.88%, 10/23/27		653	650,755
7.88%, 01/23/28		237	224,706
10.75%, 01/31/29(a)		1,451	1,566,173

			2,441,634

Egypt — 7.4%
Arab Republic of Egypt:
14.95%, 03/20/21	EGP	11,146	678,225
14.85%, 04/10/23		12,015	759,471

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Egypt (continued)
16.10%, 05/07/29	EGP	9,195	$616,518
6.38%, 04/11/31(a)	EUR	1,502	1,702,078
8.50%, 01/31/47(a)	USD	1,069	1,133,474
7.90%, 02/21/48		2,902	2,918,324

			7,808,090

El Salvador — 0.9%
Republic of El Salvador:
7.38%, 12/01/19		531	533,489
6.38%, 01/18/27		216	224,370
7.65%, 06/15/35		200	214,563

			972,422

Gabon — 4.6%
Gabonese Republic:
6.38%, 12/12/24		1,162	1,143,779
6.95%, 06/16/25		3,727	3,702,541

			4,846,320

Ghana — 0.6%
Republic of Ghana:
16.50%, 02/17/20	GHS	920	171,093
8.95%, 03/26/51	USD	501	502,409

			673,502

Hungary — 9.2%
Republic of Hungary:
1.00%, 09/23/20	HUF	1,117,580	3,671,442
7.50%, 11/12/20		589,940	2,079,762
0.50%, 04/21/21		645,880	2,118,446
3.00%, 10/27/27		270,300	975,225
6.75%, 10/22/28		183,220	848,436

			9,693,311

Indonesia — 0.7%
Republic of Indonesia:
8.25%, 05/15/29	IDR	3,482,000	261,035
8.38%, 04/15/39		3,531,000	260,814
5.35%, 02/11/49	USD	200	255,375

			777,224

Ivory Coast — 1.7%
Republic of Cote d’Ivoire, 6.63%, 03/22/48	EUR	1,598	1,764,056

Mexico — 2.3%
United Mexican States:
2.88%, 04/08/39		386	475,414
8.00%, 11/07/47	MXN	66	359,340
5.75%, 10/12/2110	USD	458	527,416
4.00%, 03/15/2115	EUR	835	1,037,808

			2,399,978

Mozambique — 0.4%
Republic of Mozambique, 10.50%, 01/18/23(e)(f)	USD	383	408,852

Nigeria — 9.0%
Federal Republic of Nigeria:
14.50%, 07/15/21	NGN	595,810	1,639,988
12.75%, 04/27/23		228,338	607,541
16.29%, 03/17/27		510,886	1,530,110
6.50%, 11/28/27	USD	229	231,147
13.98%, 02/23/28	NGN	344,385	929,618
7.88%, 02/16/32(a)	USD	866	912,818
7.88%, 02/16/32		1,648	1,737,095
7.63%, 11/28/47(a)		1,173	1,157,971

Security	Par (000)		Value

Nigeria (continued)
9.25%, 01/21/49	USD	652	$726,776

			9,473,064

Poland — 1.0%
Republic of Poland, 2.00%, 04/25/21	PLN	4,227	1,062,563

Qatar — 0.5%
State of Qatar:
5.10%, 04/23/48	USD	200	255,937
4.82%, 03/14/49(a)		200	247,875

			503,812

Romania — 4.2%
Republic of Romania, 4.63%, 04/03/49(a)	EUR	3,148	4,447,644

Russia — 1.9%
Russian Federation:
8.50%, 09/17/31	RUB	59,569	1,027,025
7.25%, 05/10/34		66,837	1,040,598

			2,067,623

Saudi Arabia — 1.1%
Kingdom of Saudi Arabia:
5.00%, 04/17/49	USD	260	312,910
5.25%, 01/16/50(a)		722	899,341

			1,212,251

Serbia — 0.5%
Republic of Serbia, 1.50%, 06/26/29(a)	EUR	458	520,413

South Africa — 2.0%
Republic of South Africa:
4.30%, 10/12/28	USD	231	222,834
5.00%, 10/12/46		400	374,750
8.75%, 02/28/48	ZAR	25,786	1,513,882

			2,111,466

Turkey — 3.1%
Republic of Turkey:
7.25%, 12/23/23	USD	447	472,842
4.63%, 03/31/25	EUR	2,476	2,772,088

			3,244,930

Ukraine — 8.1%
Republic of Ukraine:
7.75%, 09/01/20	USD	319	325,539
7.75%, 09/01/24		1,400	1,478,750
7.75%, 09/01/25		216	226,800
6.75%, 06/20/26	EUR	620	729,831
7.75%, 09/01/26	USD	200	209,250
7.75%, 09/01/27		628	655,475
9.75%, 11/01/28(a)		2,433	2,788,826
7.38%, 09/25/32(a)		1,400	1,408,750
0.00%, 05/31/40(g)		782	731,659

			8,554,880

Uruguay — 0.7%
Oriental Republic of Uruguay, 9.88%, 06/20/22(a)	UYU	26,000	694,670

Venezuela — 0.2%
Bolivarian Republic of Venezuela(e)(f):
11.75%, 10/21/26	USD	335	31,835
9.25%, 09/15/27		330	31,350
9.25%, 05/07/28		95	9,034

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Venezuela (continued)
11.95%, 08/05/31	USD	1,328	$126,141

			198,360

Total Foreign Government Obligations — 70.6% (Cost: $75,493,350)			74,564,702

U.S. Treasury Obligations — 5.0%
U.S. Treasury Notes:
2.25%, 02/29/20 - 03/31/21		5,245	5,270,790

Total U.S. Treasury Obligations — 5.0% (Cost: $5,273,021)			5,270,790

Total Long-Term Investments — 89.5% (Cost: $97,371,103)			94,523,083

Short-Term Securities — 3.5%

Foreign Government Obligations — 2.7%(h)

Egypt — 2.7%
Arab Republic of Egypt Treasury Bills:
18.09%, 10/08/19		EGP 6,375	387,822
17.52%, 11/26/19		30,450	1,824,101
16.67%, 12/10/19		10,975	652,338

			2,864,261

Total Foreign Government Obligations — 2.7% (Cost: $2,802,069)			2,864,261

Time Deposits — 0.8%

Canada — 0.0%
Brown Brothers Harriman & Co.,
0.84%, 10/01/19	CAD	1	1,130

Security	Par (000)			Value

France — 0.2%
BNP Paribas SA, (0.67)%, 10/01/19	EUR	186		$203,178

New Zealand — 0.0%
Brown Brothers Harriman & Co., 0.65%, 10/01/19	NZD	10		6,262

Norway — 0.0%
Brown Brothers Harriman & Co., 0.50%, 10/01/19	NOK	25		2,716

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.40%, 10/01/19	ZAR	9		562

Sweden — 0.0%
Brown Brothers Harriman & Co., (0.51)%, 10/01/19	SEK	—	(i)	12

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.62)%, 10/01/19	CHF	5		4,854

United Kingdom — 0.0%
Citibank NA, 0.38%, 10/01/19	GBP	40		49,566

United States — 0.6%
Citibank NA, 1.90%, 10/01/19	USD	614		614,465

Total Time Deposits — 0.8% (Cost: $882,745)				882,745

Total Short-Term Securities — 3.5% (Cost: $3,684,814)				3,747,006

Total Options Purchased — 0.1% (Cost: $141,756)				103,469

Total Investments — 93.1% (Cost: 101,197,673)				98,373,558

Other Assets Less Liabilities — 6.9%				7,341,386

Net Assets — 100.0%				$105,714,944

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Amount is less than $500.

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares J.P. Morgan EM Local Currency Bond ETF(b)	44,882	—	(44,882)	—	$—	$—	$107,691	$(35,457)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Buxl	10	12/06/19	$2,371	$(10,663)
U.S. Treasury 10 Year Note	14	12/19/19	1,824	5,288

				(5,375)

Short Contracts
U.S. Treasury Ultra Bond	8	12/19/19	1,535	(6,671)

				$(12,046)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,439,904	USD	1,067,798	Bank of America NA	10/11/19	$89
BRL	4,405,533	USD	1,057,319	Citibank NA	10/11/19	2,300
INR	400,623,259	USD	5,596,275	Bank of America NA	10/11/19	62,487
INR	154,005,754	USD	2,158,757	Credit Suisse International	10/11/19	16,558
KRW	1,273,680,629	USD	1,061,577	Standard Chartered Bank	10/11/19	1,003
PHP	27,723,788	USD	531,107	Bank of America NA	10/11/19	3,807
PHP	124,791,392	USD	2,397,087	BNP Paribas SA	10/11/19	10,690
RUB	248,522,572	USD	3,779,901	Bank of America NA	10/11/19	47,511
RUB	86,643,186	USD	1,313,349	BNP Paribas SA	10/11/19	21,014
RUB	34,429,274	USD	524,517	UBS AG	10/11/19	5,717
THB	49,787,045	USD	1,626,855	HSBC Bank plc	10/11/19	1,195
TRY	15,433,020	USD	2,708,156	Bank of America NA	10/11/19	15,972
TRY	22,180,190	USD	3,828,750	Barclays Bank plc	10/11/19	86,340
TRY	21,725,402	USD	3,797,200	HSBC Bank plc	10/11/19	37,614
TRY	1,005,977	USD	176,726	JPMorgan Chase Bank NA	10/11/19	842
TRY	2,028,351	USD	356,265	Natwest Markets plc	10/11/19	1,766
USD	4,585,202	AUD	6,706,106	Bank of America NA	10/11/19	57,359
USD	1,570,793	AUD	2,323,677	HSBC Bank plc	10/11/19	1,888
USD	536,844	AUD	781,526	JPMorgan Chase Bank NA	10/11/19	9,172
USD	1,602,779	AUD	2,360,753	Morgan Stanley & Co. International plc	10/11/19	8,841
USD	272,632	AUD	397,569	State Street Bank and Trust Co.	10/11/19	4,201
USD	2,246,914	BRL	9,244,503	Bank of America NA	10/11/19	23,424
USD	4,230,831	BRL	17,396,356	BNP Paribas SA	10/11/19	46,657
USD	2,723,518	BRL	11,135,299	Goldman Sachs International	10/11/19	45,254
USD	6,407,292	BRL	26,087,932	JPMorgan Chase Bank NA	10/11/19	132,619
USD	5,430,642	CHF	5,345,070	Barclays Bank plc	10/11/19	70,807
USD	240,410	CHF	237,887	Citibank NA	10/11/19	1,866
USD	3,962,967	CHF	3,929,301	Goldman Sachs International	10/11/19	22,813
USD	1,917,215	CHF	1,896,641	JPMorgan Chase Bank NA	10/11/19	15,334
USD	1,918,387	CHF	1,900,792	Morgan Stanley & Co. International plc	10/11/19	12,345
USD	1,069,207	CLP	777,741,151	Citibank NA	10/11/19	2,394
USD	1,050,738	CLP	758,317,880	Goldman Sachs International	10/11/19	10,568
USD	2,156,643	CNY	15,302,027	Barclays Bank plc	10/11/19	14,065
USD	6,579,396	CNY	46,821,719	BNP Paribas SA	10/11/19	23,454
USD	2,746,255	CNY	19,479,827	Citibank NA	10/11/19	18,705
USD	2,135,618	CNY	15,129,996	Standard Chartered Bank	10/11/19	17,127
USD	2,168,746	COP	7,312,114,440	Goldman Sachs International	10/11/19	68,444
USD	1,057,075	COP	3,635,810,299	UBS AG	10/11/19	12,740
USD	6,911,797	EUR	6,255,271	Bank of America NA	10/11/19	89,077
USD	252,040	EUR	229,958	BNP Paribas SA	10/11/19	1,220
USD	12,100,787	EUR	10,987,533	Citibank NA	10/11/19	116,517
USD	2,026,041	EUR	1,854,257	Deutsche Bank AG	10/11/19	3,575
USD	6,765,570	EUR	6,162,083	HSBC Bank plc	10/11/19	44,492
USD	2,504,258	EUR	2,276,137	JPMorgan Chase Bank NA	10/11/19	21,641

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	144,616	EUR	130,000	State Street Bank and Trust Co.	10/11/19	$2,823
USD	1,290,771	EUR	1,168,669	Toronto Dominion Bank	10/11/19	16,086
USD	534,740	GBP	427,730	Deutsche Bank AG	10/11/19	8,622
USD	541,299	GBP	433,003	Goldman Sachs International	10/11/19	8,696
USD	1,452,654	GBP	1,171,363	HSBC Bank plc	10/11/19	11,852
USD	808,110	GBP	650,992	State Street Bank and Trust Co.	10/11/19	7,375
USD	7,266,050	HUF	2,181,320,667	BNP Paribas SA	10/11/19	161,879
USD	8,667,075	HUF	2,588,392,443	Citibank NA	10/11/19	237,146
USD	1,937,287	HUF	581,620,160	Deutsche Bank AG	10/11/19	43,054
USD	7,285,952	HUF	2,191,099,959	HSBC Bank plc	10/11/19	149,933
USD	1,090,327	HUF	333,469,863	JPMorgan Chase Bank NA	10/11/19	4,275
USD	2,431,245	IDR	34,414,271,302	Deutsche Bank AG	10/11/19	4,798
USD	115,563	JPY	12,485,999	BNP Paribas SA	10/11/19	15
USD	540,478	JPY	58,083,646	Citibank NA	10/11/19	2,962
USD	1,492,793	JPY	160,906,451	Goldman Sachs International	10/11/19	3,738
USD	12,555,051	JPY	1,338,866,255	JPMorgan Chase Bank NA	10/11/19	164,959
USD	1,093,892	JPY	117,173,161	Morgan Stanley & Co. International plc	10/11/19	9,552
USD	4,254,539	KRW	5,059,871,265	BNP Paribas SA	10/11/19	33,291
USD	1,107,559	KRW	1,309,578,051	Standard Chartered Bank	10/11/19	15,031
USD	1,657,871	MXN	32,450,832	Bank of America NA	10/11/19	16,025
USD	106,134	MXN	2,072,697	Barclays Bank plc	10/11/19	1,267
USD	781,457	MXN	15,401,038	BNP Paribas SA	10/11/19	2,244
USD	965,957	MXN	18,866,396	Citibank NA	10/11/19	11,414
USD	323,072	MXN	6,369,756	Deutsche Bank AG	10/11/19	795
USD	3,964,502	MXN	77,886,375	Goldman Sachs International	10/11/19	23,849
USD	183,891	MXN	3,592,260	HSBC Bank plc	10/11/19	2,141
USD	1,141,797	MXN	22,279,244	Toronto Dominion Bank	10/11/19	14,581
USD	888,872	MXN	17,351,436	UBS AG	10/11/19	10,978
USD	3,296,069	MYR	13,767,682	UBS AG	10/11/19	8,278
USD	2,353,411	NZD	3,686,994	Goldman Sachs International	10/11/19	44,150
USD	2,709,561	NZD	4,295,663	HSBC Bank plc	10/11/19	19,074
USD	2,456,073	NZD	3,876,929	State Street Bank and Trust Co.	10/11/19	27,851
USD	508,688	NZD	804,383	Toronto Dominion Bank	10/11/19	4,882
USD	1,063,901	PLN	4,198,260	Bank of America NA	10/11/19	16,868
USD	462,161	PLN	1,817,054	Citibank NA	10/11/19	8,994
USD	2,144,395	PLN	8,579,017	Credit Suisse International	10/11/19	4,815
USD	2,823,860	PLN	11,236,846	Deutsche Bank AG	10/11/19	21,426
USD	1,085,180	PLN	4,345,564	HSBC Bank plc	10/11/19	1,410
USD	1,003,782	PLN	3,948,929	JPMorgan Chase Bank NA	10/11/19	18,932
USD	4,922,490	PLN	19,313,110	State Street Bank and Trust Co.	10/11/19	105,862
USD	1,055,985	PLN	4,205,000	Toronto Dominion Bank	10/11/19	7,272
USD	1,188,992	RUB	76,791,016	Bank of America NA	10/11/19	6,359
USD	1,360,280	ZAR	20,005,366	Bank of America NA	10/11/19	40,963
USD	1,961,369	ZAR	28,972,320	Barclays Bank plc	10/11/19	50,697
USD	2,059,284	ZAR	30,949,699	Citibank NA	10/11/19	18,209
USD	410,247	ZAR	6,064,282	Deutsche Bank AG	10/11/19	10,319
USD	251,780	ZAR	3,795,985	Goldman Sachs International	10/11/19	1,442
USD	42,649	ZAR	630,000	HSBC Bank plc	10/11/19	1,101
USD	1,080,567	ZAR	15,962,030	Morgan Stanley & Co. International plc	10/11/19	27,901
USD	812,554	ZAR	12,240,236	Natwest Markets plc	10/11/19	5,333
USD	709,817	ZAR	10,480,196	Standard Chartered Bank	10/11/19	18,668
USD	1,068,196	ZAR	15,677,156	State Street Bank and Trust Co.	10/11/19	34,316
USD	1,039,907	ZAR	15,330,000	Toronto Dominion Bank	10/11/19	28,922
ZAR	16,000,926	USD	1,051,454	HSBC Bank plc	10/11/19	3,777
KZT	233,655,531	USD	591,293	Bank of America NA	12/10/19	127
KZT	426,405,388	USD	1,077,462	Natwest Markets plc	12/10/19	1,840
UAH	10,609,243	USD	412,811	Standard Chartered Bank	12/10/19	6,774

						2,727,447

AUD	2,367,123	USD	1,610,614	Bank of America NA	10/11/19	(12,375)
AUD	3,977,579	USD	2,727,484	HSBC Bank plc	10/11/19	(41,893)
AUD	1,512,826	USD	1,028,657	Morgan Stanley & Co. International plc	10/11/19	(7,224)
BRL	4,408,048	USD	1,076,972	Bank of America NA	10/11/19	(16,748)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	22,296,223	USD	5,475,093	Barclays Bank plc	10/11/19	$(112,404)
BRL	415,304	USD	102,039	BNP Paribas SA	10/11/19	(2,150)
BRL	6,008,063	USD	1,476,183	Deutsche Bank AG	10/11/19	(31,122)
BRL	4,462,757	USD	1,103,277	Goldman Sachs International	10/11/19	(29,894)
BRL	7,178,340	USD	1,763,027	JPMorgan Chase Bank NA	10/11/19	(36,492)
CAD	2,859,197	USD	2,172,692	Bank of America NA	10/11/19	(14,231)
CHF	5,338,901	USD	5,409,070	Citibank NA	10/11/19	(55,422)
CHF	5,334,835	USD	5,422,308	JPMorgan Chase Bank NA	10/11/19	(72,736)
CHF	2,670,064	USD	2,705,355	Morgan Stanley & Co. International plc	10/11/19	(27,915)
CLP	418,351,776	USD	588,606	Bank of America NA	10/11/19	(14,761)
CLP	346,929,784	USD	485,760	Barclays Bank plc	10/11/19	(9,883)
CLP	769,979,368	USD	1,066,306	UBS AG	10/11/19	(10,140)
CNY	46,765,892	USD	6,571,311	Bank of America NA	10/11/19	(23,187)
CNY	7,557,162	USD	1,068,301	Barclays Bank plc	10/11/19	(10,153)
CNY	22,926,575	USD	3,242,109	Citibank NA	10/11/19	(31,948)
CNY	41,991,671	USD	5,936,287	JPMorgan Chase Bank NA	10/11/19	(56,645)
COP	3,685,815,466	USD	1,095,990	Barclays Bank plc	10/11/19	(37,291)
COP	3,601,545,971	USD	1,071,570	JPMorgan Chase Bank NA	10/11/19	(37,076)
COP	3,660,548,694	USD	1,085,250	UBS AG	10/11/19	(33,809)
CZK	524,620	USD	22,436	UBS AG	10/11/19	(265)
EUR	9,542,519	USD	10,579,547	Bank of America NA	10/11/19	(171,376)
EUR	4,888,745	USD	5,423,789	Citibank NA	10/11/19	(91,560)
EUR	2,665,743	USD	2,955,679	Goldman Sachs International	10/11/19	(48,112)
EUR	2,912,737	USD	3,190,510	HSBC Bank plc	10/11/19	(13,544)
EUR	4,167,835	USD	4,609,342	JPMorgan Chase Bank NA	10/11/19	(63,421)
EUR	967,859	USD	1,059,912	Standard Chartered Bank	10/11/19	(4,253)
EUR	510,000	USD	562,107	State Street Bank and Trust Co.	10/11/19	(5,843)
EUR	3,444,516	USD	3,780,092	UBS AG	10/11/19	(23,106)
GBP	428,482	USD	531,088	Bank of America NA	10/11/19	(4,046)
GBP	974,825	USD	1,225,612	Deutsche Bank AG	10/11/19	(26,555)
GBP	3,816,682	USD	4,714,152	JPMorgan Chase Bank NA	10/11/19	(19,550)
HUF	322,701,530	USD	1,082,455	Barclays Bank plc	10/11/19	(31,474)
HUF	692,150,000	USD	2,317,622	Citibank NA	10/11/19	(63,414)
HUF	93,477,310	USD	306,989	Deutsche Bank AG	10/11/19	(2,550)
HUF	238,728,800	USD	783,357	Goldman Sachs International	10/11/19	(5,860)
HUF	593,362,688	USD	1,987,016	HSBC Bank plc	10/11/19	(54,540)
HUF	484,186,050	USD	1,614,371	JPMorgan Chase Bank NA	10/11/19	(37,463)
HUF	163,473,320	USD	535,660	Morgan Stanley & Co. International plc	10/11/19	(3,257)
HUF	622,252,129	USD	2,086,383	UBS AG	10/11/19	(59,819)
IDR	7,547,081,805	USD	535,144	BNP Paribas SA	10/11/19	(3,021)
IDR	15,823,224,027	USD	1,124,168	Deutsche Bank AG	10/11/19	(8,520)
IDR	83,285,198,255	USD	5,899,639	Goldman Sachs International	10/11/19	(27,449)
IDR	9,292,963,119	USD	659,637	Standard Chartered Bank	10/11/19	(4,418)
JPY	347,372,959	USD	3,234,590	Bank of America NA	10/11/19	(19,943)
JPY	14,764,433	USD	137,010	BNP Paribas SA	10/11/19	(377)
JPY	101,426,124	USD	941,314	Deutsche Bank AG	10/11/19	(2,700)
JPY	460,176,089	USD	4,276,050	Goldman Sachs International	10/11/19	(17,504)
JPY	116,313,833	USD	1,078,808	JPMorgan Chase Bank NA	10/11/19	(2,420)
JPY	994,182,304	USD	9,331,378	Standard Chartered Bank	10/11/19	(131,049)
JPY	115,251,257	USD	1,070,990	UBS AG	10/11/19	(4,435)
KRW	1,251,282,485	USD	1,052,028	Bank of America NA	10/11/19	(8,133)
KRW	3,230,745,859	USD	2,717,836	BNP Paribas SA	10/11/19	(22,554)
KRW	1,908,458,849	USD	1,604,671	JPMorgan Chase Bank NA	10/11/19	(12,519)
KRW	1,870,017,940	USD	1,589,205	Standard Chartered Bank	10/11/19	(29,124)
KRW	1,971,922,289	USD	1,657,091	UBS AG	10/11/19	(11,996)
MXN	1,510,021	USD	77,836	Bank of America NA	10/11/19	(1,437)
MXN	164,914,863	USD	8,404,791	Goldman Sachs International	10/11/19	(60,942)
MXN	40,345,400	USD	2,068,975	HSBC Bank plc	10/11/19	(27,703)
MXN	22,040,037	USD	1,118,468	State Street Bank and Trust Co.	10/11/19	(3,355)
MXN	19,073,964	USD	983,364	Toronto Dominion Bank	10/11/19	(18,319)
MYR	6,740,661	USD	1,617,435	Goldman Sachs International	10/11/19	(7,732)
MYR	6,927,140	USD	1,661,782	UBS AG	10/11/19	(7,547)
NZD	1,684,156	USD	1,070,344	Citibank NA	10/11/19	(15,513)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,530,841	USD	1,622,569	HSBC Bank plc	10/11/19	$(37,437)
PLN	7,420,211	USD	1,891,415	Barclays Bank plc	10/11/19	(40,838)
PLN	2,802,724	USD	701,523	Credit Suisse International	10/11/19	(2,533)
PLN	12,538,973	USD	3,207,087	Deutsche Bank AG	10/11/19	(79,907)
PLN	1,625,741	USD	406,998	JPMorgan Chase Bank NA	10/11/19	(1,543)
PLN	7,550,000	USD	1,930,442	State Street Bank and Trust Co.	10/11/19	(47,496)
RUB	68,687,128	USD	1,064,340	Bank of America NA	10/11/19	(6,512)
RUB	132,727,807	USD	2,067,260	JPMorgan Chase Bank NA	10/11/19	(23,164)
THB	16,484,356	USD	541,536	Barclays Bank plc	10/11/19	(2,493)
USD	1,105,414	BRL	4,635,000	Bank of America NA	10/11/19	(9,397)
USD	1,939,225	CAD	2,570,093	Bank of America NA	10/11/19	(987)
USD	257,321	CAD	340,968	Goldman Sachs International	10/11/19	(82)
USD	24,614,052	EUR	22,570,000	Morgan Stanley & Co. International plc	10/11/19	(3,390)
USD	2,892,042	INR	207,836,571	Bank of America NA	10/11/19	(43,629)
USD	1,082,668	INR	78,054,961	Barclays Bank plc	10/11/19	(19,850)
USD	1,073,154	INR	77,470,990	Credit Suisse International	10/11/19	(21,116)
USD	1,096,039	KRW	1,316,047,097	BNP Paribas SA	10/11/19	(1,886)
USD	1,319,052	PHP	68,496,392	BNP Paribas SA	10/11/19	(2,546)
USD	1,608,015	PHP	84,018,788	Credit Suisse International	10/11/19	(13,078)
USD	1,313,349	RUB	86,643,187	BNP Paribas SA	10/11/19	(21,014)
USD	542,648	THB	16,629,450	Standard Chartered Bank	10/11/19	(1,139)
USD	3,598,967	TRY	21,014,078	Bank of America NA	10/11/19	(110,290)
USD	2,755,553	TRY	16,002,770	Barclays Bank plc	10/11/19	(69,143)
USD	1,068,987	TRY	6,166,452	Deutsche Bank AG	10/11/19	(19,472)
USD	2,110,087	TRY	12,249,765	HSBC Bank plc	10/11/19	(52,155)
USD	162,030	TRY	934,721	JPMorgan Chase Bank NA	10/11/19	(2,960)
ZAR	16,069,648	USD	1,091,196	BNP Paribas SA	10/11/19	(31,432)
ZAR	7,949,305	USD	531,076	Citibank NA	10/11/19	(6,834)
ZAR	5,734,961	USD	388,868	Deutsche Bank AG	10/11/19	(10,658)
ZAR	41,445,691	USD	2,798,885	Goldman Sachs International	10/11/19	(65,618)
ZAR	23,847,915	USD	1,597,590	HSBC Bank plc	10/11/19	(24,864)
ZAR	14,807,267	USD	1,010,721	Morgan Stanley & Co. International plc	10/11/19	(34,209)
ZAR	11,072,031	USD	740,755	Natwest Markets plc	10/11/19	(10,576)
ZAR	16,537,444	USD	1,127,281	UBS AG	10/11/19	(36,668)
USD	2,061,286	TWD	64,058,587	Citibank NA	10/15/19	(3,428)
KZT	1,198,595,140	USD	3,039,728	Citibank NA	12/18/19	(10,405)
UAH	18,799,705	USD	727,261	Goldman Sachs International	03/19/20	(8,176)

						(2,781,142)

Net Unrealized Depreciation						$(53,695)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	136	11/22/19	USD	128.00	USD	13,600	$31,875
U.S. Treasury 10 Year Note	158	11/22/19	USD	129.00	USD	15,800	71,594

							$103,469

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	USD	31,720	$(2,310,766)	$(2,180,480)	$(130,286)
ITRAXX.EUR.CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	EUR	6,358	(701,361)	(764,141)	62,780

						$(3,012,127)	$(2,944,621)	$(67,506)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	8.96%	Monthly	12/11/28	MXN	29,700	$233,781	$—	$233,781
3 month JIBAR	Quarterly	8.22%	Quarterly	12/21/28	ZAR	10,800	31,465	—	31,465
3 month JIBAR	Quarterly	8.20%	Quarterly	01/02/29	ZAR	5,200	15,452	—	15,452
28 day MXIBTIIE	Monthly	7.78%	Monthly	05/29/29	MXN	30,170	110,341	—	110,341
28 day MXIBTIIE	Monthly	7.57%	Monthly	06/08/29	MXN	29,523	85,567	—	85,567
28 day MXIBTIIE	Monthly	7.49%	Monthly	06/20/29	MXN	28,944	75,002	—	75,002
3 month JIBAR	Quarterly	7.70%	Quarterly	07/02/29	ZAR	21,309	10,045	—	10,045
3 month JIBAR	Quarterly	7.44%	Quarterly	09/05/29	ZAR	46,969	(44,699)	—	(44,699)
-0.04%	Annual	6 month EURIBOR	Semi-Annual	09/17/29	EUR	9,639	(126,718)	—	(126,718)
3 month LIBOR	Quarterly	1.69%	Semi-Annual	09/19/29	USD	5,780	59,441	—	59,441
-0.17%	Annual	6 month EURIBOR	Semi-Annual	09/27/29	EUR	2,382	5,864	—	5,864
0.73%	Annual	6 month EURIBOR	Semi-Annual	07/03/49	EUR	130	(21,955)	—	(21,955)
0.73%	Annual	6 month EURIBOR	Semi-Annual	07/12/49	EUR	231	(38,563)	—	(38,563)
0.81%	Annual	6 month EURIBOR	Semi-Annual	07/16/49	EUR	1,249	(242,548)	(663)	(241,885)
0.31%	Annual	6 month EURIBOR	Semi-Annual	09/09/49	EUR	792	(23,237)	—	(23,237)
0.29%	Annual	6 month EURIBOR	Semi-Annual	09/12/49	EUR	833	(19,209)	—	(19,209)
0.38%	Annual	6 month EURIBOR	Semi-Annual	09/17/49	EUR	1,665	(85,821)	—	(85,821)
1.88%	Semi-Annual	3 month LIBOR	Quarterly	09/17/49	USD	2,270	(83,973)	—	(83,973)
1.71%	Semi-Annual	3 month LIBOR	Quarterly	09/27/49	USD	1,092	2,051	—	2,051

							$(57,714)	$(663)	$(57,051)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.EM.32.V1	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	2,010	$105,199	$108,858	$(3,659)
CDX.NA.EM.32.V1	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,000	52,338	54,557	(2,219)
CDX.NA.EM.32.V1	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,871	97,915	102,068	(4,153)
CDX.NA.EM.32.V1	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,000	52,337	54,557	(2,220)
Republic of Colombia	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,995	(17,279)	(22,312)	5,033
Republic of Turkey	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,000	115,665	128,889	(13,224)
Republic of Turkey	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,045	120,870	134,689	(13,819)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	14,155	108,704	92,386	16,318

							$635,749	$653,692	$(17,943)

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Argentine Republic	5.00%	Quarterly	Citibank NA	12/20/24	CCC-	USD	12,330		$(7,406,472)	$(7,244,310)	$(162,162)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	7.08%	At Termination	Citibank NA	01/02/23	BRL	5,900	$53,034	$—	$53,034
1 day BZDIOVER	At Termination	7.28%	At Termination	BNP Paribas SA	01/02/23	BRL	11,125	118,760	—	118,760
1 day BZDIOVER	At Termination	8.48%	At Termination	Bank of America NA	01/02/23	BRL	6,803	163,724	—	163,724
1 day BZDIOVER	At Termination	7.39%	At Termination	Bank of America NA	01/04/27	BRL	2,700	30,710	—	30,710
1 day BZDIOVER	At Termination	8.25%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	2,700	74,409	—	74,409

								$440,637	$—	$440,637

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month JIBAR	Johannesburg Interbank Average Rate	6.79%
3 month LIBOR	London Interbank Offered Rate	2.09%
6 month EURIBOR	Euro Interbank Offered Rate	(0.42%	)

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-counter

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds
Argentina	$—	$93,738	$—	$93,738
Brazil	—	3,651,231	—	3,651,231
Kazakhstan	—	4,884,561	—	4,884,561
Supranational	—	527,327	393,956	921,283
Ukraine	—	73,150	—	73,150
United States	—	1,181,500	—	1,181,500
Foreign Agency Obligations (a)	—	3,882,128	—	3,882,128
Foreign Government Obligations (a)	—	74,564,702	—	74,564,702
U.S. Treasury Obligations	—	5,270,790	—	5,270,790
Short-Term Securities:
Foreign Government Obligations (a)	—	2,864,261	—	2,864,261
Time Deposits (a)	882,745	—	—	882,745
Options Purchased:
Interest rate contracts	103,469	—	—	103,469

	$986,214	$96,993,388	$393,956	$98,373,558

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$84,131	$—	$84,131
Foreign currency exchange contracts	—	2,727,447	—	2,727,447
Interest rate contracts	5,288	1,069,646	—	1,074,934
Liabilities:
Credit contracts	—	(331,742)	—	(331,742)
Foreign currency exchange contracts	—	(2,781,142)	—	(2,781,142)
Interest rate contracts	(17,334)	(686,060)	—	(703,394)

	$(12,046)	$82,280	$—	$70,234

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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